COMMON STOCK (Details Narrative) (USD $)	12 Months Ended		30 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash proceeds from common shares issuance			$ 23,600
Common Stock
Issuance of common shares			4,510,000
Cash proceeds from common shares issuance			$ 23,600